Leases - Schedule of cash flow information related to leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$ 10,348	$ 6,748